Deposits - Schedule of Maturities of Total Time Deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deposits [Abstract]
Time deposits with balances > $250,000	$ 108,147	$ 94,859
Brokered deposits	161	$ 40,135
Due within:
2024	292,731
2025	17,488
2026	4,537
2027	4,440
2028	2,955
Thereafter	0
Total	$ 322,151